RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenues	$ 27,457	$ 40,620	$ 55,068
Financial assets	647	0
Accounts and other receivable, net	655	553
Accounts payable and other	330	429
Non-recourse borrowings in subsidiaries of the partnership	432	423
Interest of others in operating subsidiaries	9,120	11,451
Tax receivable agreement, related party transactions	170	268
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenues	1,324	1,320	1,142
Brookfield Corporation
Disclosure of transactions between related parties [line items]
Revenues	170	236	116
Financial assets	584	0
Accounts and other receivable, net	445	447
Accounts payable and other	330	398
Equity accounted investments of operating subsidiaries
Disclosure of transactions between related parties [line items]
Revenues	816	786	756
Accounts and other receivable, net	89	64
Associates of operating subsidiaries
Disclosure of transactions between related parties [line items]
Revenues	285	235	219
Financial assets	63	0
Accounts and other receivable, net	63	32
Non-recourse borrowings in subsidiaries of the partnership	348	280
Other
Disclosure of transactions between related parties [line items]
Revenues	53	63	$ 51
Accounts and other receivable, net	58	10
Accounts payable and other	0	31
Brookfield Wealth Solutions
Disclosure of transactions between related parties [line items]
Non-recourse borrowings in subsidiaries of the partnership	84	143
Interest of others in operating subsidiaries	$ 4	$ 4